Non-controlling interest (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure Of Detailed Information About Non-Controlling Interest [Abstract]
Schedule of summarized financial information for the Company's subsidiaries which have non-controlling interests
The following table presents the summarized financial information for the Company’s subsidiaries which have non-controlling interests. This information represents amounts before intercompany eliminations and with the exclusion of Goodwill.

As at	October 31, 2024	October 31, 2023
	$	$
Total current assets	5,482	3,017
Total non-current assets	6,365	21,085
Total current liabilities	(1,496)	(4,128)
Total non-current liabilities	(758)	(4,891)
Revenues for the year ended	16,393	31,723
Net income for the year ended	1,749	(13,252)
Total Comprehensive income (loss)	2,062	(10,672)

Schedule of net change in non-controlling interests
The net change in non-controlling interests is as follows:

As at	October 31, 2024	October 31, 2023
	$	$
Opening balance	2,110	5,683
Share of income for the period - Saturninus Partners	116	245
Share of income for the period - NAC OCN Ltd.Partnership	208	284
Share of income for the period - NAC Thompson North Ltd. Partnership	182	313
Share of income for the period - Enigmaa Ltd.	(116)	(524)
Share of income for the period - NuLeaf	136	(1,960)
Purchase of NuLeaf	(196)	-
Distribution - Saturninus Partners	(200)	-
Distribution - Blessed	-	(358)
Distribution - Meta	-	(104)
Purchase of minority interest and closing of NCI balance - FABCBD	-	(1,469)
Balance, October 31, 2024	2,240	2,110